Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Other Fixed Assets Net Abstract
Other Fixed Assets, Net

6.Other Fixed Assets, Net

Other fixed assets consist of computer systems installed on board the vessels to improve their efficiency, software and a vehicle. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years for the computer systems software, and 3 years for the Company’s car. Depreciation charged in the years ended December 31, 2010 and 2011 amounted to $26,219 and $83,407, respectively.